Condensed Consolidated Balance Sheets (USD $)	Oct. 31, 2012	Oct. 31, 2011
Assets
Cash	$ 591,038	$ 1,091,513
Trade accounts receivable, net of allowance for doubtful accounts of $92,148 in 2012 and $145,616 in 2011	12,601,402	10,797,820
Other receivables	216,212	510,714
Income taxes refundable	118,058	434,124
Inventories	18,464,019	16,497,185
Prepaid expenses and other assets	484,406	374,028
Deferred income taxes - current	2,289,530	1,817,807
Total current assets	34,764,665	31,523,191
Property and equipment, net	11,648,166	12,544,465
Intangible assets, net	245,956	295,843
Deferred income taxes - noncurrent	513,817	426,770
Other assets, net	589,741	154,945
Total assets	47,762,345	44,945,214
Liabilities and Shareholders' Equity
Current installments of long-term debt	247,739	190,593
Accounts payable and accrued expenses	4,191,633	5,426,467
Accrued compensation and payroll taxes	3,464,452	2,579,865
Income taxes payable	22,937
Total current liabilities	7,926,761	8,196,925
Note payable to bank	1,000,000
Long-term debt, excluding current installments	7,755,680	8,000,311
Other noncurrent liabilities	1,044,862	1,025,003
Total liabilities	17,727,303	17,222,239
Shareholders' equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 6,411,592 shares in 2012 and 6,287,761 in 2011	8,024,544	6,771,565
Retained earnings	22,619,814	21,437,609
Total shareholders' equity attributable to Optical Cable Corporation	30,644,358	28,209,174
Noncontrolling interest	(609,316)	(486,199)
Total shareholders' equity	30,035,042	27,722,975
Commitments and contingencies
Total liabilities and shareholders' equity	$ 47,762,345	$ 44,945,214